Financial instruments - Gains and losses (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial instruments.
Net gain (loss) on financial assets at amortised cost	$ 2,211	$ 707
Net gain (loss) on financial liabilities at amortised cost	(3,213)	(3,010)
Net gain (loss) on financial assets at fair value through profit or loss	904	305
Net gain (loss) on financial liabilities at fair value through profit or loss	3	(1)
Total gain (loss) on financial instruments	(95)	(1,999)
Interest on financial assets at amortised cost	947	374
Interest on financial liabilities at amortised cost	(940)	(1,667)
Total interest income (expense) on financial instruments	7	(1,293)
Other short-term investments
Financial instruments.
Net gain (loss) on financial assets at fair value through profit or loss	121	61
NDF
Financial instruments.
Net gain (loss) on financial assets at fair value through profit or loss		6
Tuve's Paraguay S.A shares purchase option
Financial instruments.
Net gain (loss) on financial assets at fair value through profit or loss		11
Government bonds
Financial instruments.
Net gain (loss) on financial assets at fair value through profit or loss	$ 783	$ 227